RELATED PARTY TRANSACTIONS (Schedule of Related Party Balances) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Due to related parties - current	¥ 12,652	$ 1,939	¥ 10,120
Cherrylane Investment Limited [Member]
Related Party Transaction [Line Items]
Due to related parties - current	9,461	1,450	10,120
JYADK [Member]
Related Party Transaction [Line Items]
Due from related parties, current:	1,845	283	3,833
Zhejiang Marine Leasing Ltd
Related Party Transaction [Line Items]
Due to related parties - current	3,191	489	0
Due to related parties - noncurrent	102,757	15,748	0
Due to related parties, non-current, due within 1 year	¥ 73,145	$ 11,210	¥ 0